Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Common Share (Details) - Titan Pharmaceuticals Inc [Member] - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Amount of weighted-average anti-dilutive common shares	1,365	949	1,455	932	1,169	497
Share-Based Payment Arrangement, Option [Member]
Amount of weighted-average anti-dilutive common shares	68	93	76	93
Convertible Notes [Member]
Amount of weighted-average anti-dilutive common shares				8
Convertible Preferred Stock [Member]
Amount of weighted-average anti-dilutive common shares	869	380	951	355
Warrant [Member]
Amount of weighted-average anti-dilutive common shares	428	476	428	476
Convertible Notes [Member]
Amount of weighted-average anti-dilutive common shares					7
Convertible Preferred Stock [Member]
Amount of weighted-average anti-dilutive common shares					593
Employee Stock Awards [Member]
Amount of weighted-average anti-dilutive common shares					92	70
Warrant [Member]
Amount of weighted-average anti-dilutive common shares					477	427